Note 3 - Initial Public Offering (Details) - USD ($)	Dec. 01, 2020	Oct. 26, 2020
Warrants Issued in Connection with Units [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 11.50
IPO [Member]
Units Issued During Period, Number (in shares)		12,500,000
Units Issued During Period, Price Per Unit (in dollars per share)		$ 10.00
Proceeds from Issuance or Sale of Equity, Total		$ 125,000,000
Units Issued During Period, Number of Warrants (in shares)		0.5
IPO [Member] | Common Class A [Member]
Units Issued During Period, Number of Common Stock Shares (in shares)		1
Over-Allotment Option [Member] | Underwriters [Member]
Units Issued During Period, Number (in shares)	1,098,898
Units Issued During Period, Price Per Unit (in dollars per share)	$ 10.00
Over-allotment Option, Term (Day)	45 days
Over-Allotment Option [Member] | Underwriters [Member] | Maximum [Member]
Over-allotment Option, Number of Units Called by Options (in shares)	1,875,000